Commitments & Contingencies (Details)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Underwriting agreement, description	(i) two percent (2.0%) of the gross proceeds of the Initial Public Offering, or approximately $1.2 million in the aggregate, paid upon the closing of the Initial Public Offering; (ii) one percent (1.0%) of the gross proceeds of the Initial Public Offering issued in the form of Class A common stock (the “Representative Shares”), or 57,500 Class A common stock, at the closing of the Initial Public Offering; (iii) upon the consummation of a Business Combination, a deferred underwriting discount of three and a half percent (3.5%) of the gross proceeds of the Initial Public Offering, or approximately $2.0 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.	(i) two percent (2.0%) of the gross proceeds of the Initial Public Offering, or approximately $1.2 million in the aggregate, paid upon the closing of the Initial Public Offering; (ii) one percent (1.0%) of the gross proceeds of the Initial Public Offering issued in the form of Class A common stock (the “Representative Shares”), or 57,500 Class A common stock, at the closing of the Initial Public Offering; (iii) upon the consummation of a Business Combination, a deferred underwriting discount of three and a half percent (3.5%) of the gross proceeds of the Initial Public Offering, or approximately $2.0 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.